real estate joint ventures and investments in associates (Tables)	12 Months Ended
Dec. 31, 2023
real estate joint ventures and investments in associates
Schedule of real estate joint ventures financial information

Years ended December 31 (millions)	2023	2022
Revenue	$26	$20
Depreciation and amortization [1]	$7	$8
Interest expense	$9	$8
Net income (loss) and comprehensive income (loss) [2]	$(20)	$(16)

1	Depreciation and amortization of the TELUS Sky investment property ceased upon its classification as held for sale.
2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

As at December 31 (millions)	2023	2022
ASSETS
Current assets
Cash and temporary investments, net	$5	$8
Other	29	27
	34	35
Non-current assets
Investment property [1]	326	330
Investment property under development	81	—
Other	10	10
	417	340
	$451	$375
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$8	$18
Construction credit facilities [1]	282	342
	290	360
Owners’ equity
TELUS [2]	108	5
Other partners [3]	53	10
	161	15
	$451	$375

1	Classified as held for sale as at December 31, 2023.
2

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

3Other partners' equity is net of $80 (2022 – $NIL) promissory notes issued to the joint ventures by the arm’s-length party in the real estate redevelopment projects in Vancouver, British Columbia.

Schedule of joint ventures investment activity

	Loans and
(millions)	receivables [1]	Equity [2]
Balance as at January 1, 2022	$114	$(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(6)
Valuation provision	—	3
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—
Funds we advanced or contributed, excluding construction credit facilities	—	4
Funds repaid to us and earnings distributed	—	(1)
Balance as at December 31, 2022	114	(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(3)
Valuation provision	—	(2)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	6	—
Reduction in construction credit facility and increase in capital contributed	(20)	20
Our real estate contributed	—	78
Deferred gains on our remaining interests in our real estate contributed	—	(35)
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(6)	—
Funds we advanced or contributed, excluding construction credit facilities	—	4
Funds repaid to us and earnings distributed	—	(4)
Balance as at December 31, 2023	$94	$50

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2022, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).

3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.